Share-based payments - Summary of Share-based Payment Liability (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
LTIP, Vested | True-up liability
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	£ (0.9)	£ (0.4)
DSBS, Vested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	0.0	0.0
Vested | True-up liability
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	(0.9)	(0.4)
LTIP, Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	2.0	0.8
DSBS, Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	3.0	3.1
Unvested
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total liability	£ 5.0	£ 3.9